091-16859

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

SEC Mail Processing Section FEB 14 2014 Washington DC 404

2014 FEB 14 PM 2:41 SEC / MR RECEIVED

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010133

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

S&P AMT-Free Municipal Series 2019 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

MUAH

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Over-the-Counter

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir Bhattacharyya

Title:

Corporate Secretary

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

February 12, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 14 2014

SEC 2449 (1/99)

NYSE Arca

2014 FEB 14 PM 2:41

SEC / MR

Sudhir Battacharyya
NYSE Arca, Inc.
11 Wall Street
New York, NY 10005
tel: 212.656.202920
fax: 212.656.8101
SBhattacharyya@nyx.com

SEC
Mail Processing
Section
FEB 14 2014
Washington DC
404

Via Overnight Mail

February 12, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: iShares 2019 AMT-Free Muni Term ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- iShares 2019 AMT-Free Muni Term ETF MUAH

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 14 2014